Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (15,957)	$ (64,865)
Non-cash or non operating items
Depreciation	234	176
Gain on sale of royalty	(31)
Interest income	(684)	(462)
Non-current legal fees payable		6,865
Non-refundable early option price installment	(48,097)
Share-based compensation	4,734	5,858
Unrealized exchange loss	(561)	511
Changes in working capital items
Restricted cash		(796)
Amounts receivable and prepaid expenses	(123)	(317)
Trade and other payables	(3,496)	9,618
Payables to related parties	(121)	393
Net cash used in operating activities	(64,102)	(43,019)
Investing activities
Acquisition of plant and equipment	(20)	(473)
Proceeds from sale of royalty	31
Interest received on cash and cash equivalents	641	414
Net cash from (used in) investing activities	652	(59)
Financing activities
Net proceeds from private placement of special warrants	7,943
Net proceeds from bought deal financing		45,887
Cash settlement of equity-settled restricted share units		(1,098)
Withholding taxes paid on equity-settled restricted share units	(7)	(30)
Non-refundable early option price installment		48,308
Proceeds from the exercise of share purchase options	408	1,803
Proceeds from the exercise of warrants	2,248	9,817
Net cash from financing activities	10,592	104,687
Net (decrease) increase in cash and cash equivalents	(52,858)	61,609
Effect of exchange rate fluctuations on cash and cash equivalents	572	(1,647)
Cash and cash equivalents - beginning balance	67,158	7,196
Cash and cash equivalents - ending balance	$ 14,872	$ 67,158